Acquisition (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended
	Mar. 08, 2014	Mar. 31, 2014	Nov. 01, 2014	Nov. 30, 2014	Mar. 31, 2015	Jan. 31, 2015	Mar. 16, 2015	Oct. 22, 2014	Mar. 31, 2014	Feb. 17, 2015	Apr. 01, 2015	May 27, 2015	Mar. 07, 2014
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	120,542,441	120,542,441
Business Acquisition, Percentage of Voting Interests Acquired		50.00%			75.00%				50.00%				50.00%
Chevron Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs					$ 0.3
Payments to Acquire Businesses, Gross				231.5
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					7.1
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual					1.2
Finite-Lived Intangible Asset, Useful Life			20 years
LPC [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs					0.2
Business Combination, Consideration Transferred						100.0
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					180.8
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual					0.9
Finite-Lived Intangible Asset, Useful Life						10 years
Coronado [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs					3.0
Business Combination, Consideration Transferred							602.1
Business Combination, Initial Cash Consideration							242.1
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares							6,704,285
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					8.9
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual					(0.6)
Finite-Lived Intangible Asset, Useful Life							10 years
E2 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred								194.0
Payments to Acquire Businesses, Gross								163.0
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								1,000,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable								31.2
EnLink Midstream Holdings, LP [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Predecessor Entity(ies) to Business Combination		Midstream Holdings
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual									199.4
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual									(1.8)
Gulf Coast Fractionators [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		38.75%			38.75%				38.75%
Common Class C [Member] | Coronado [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares							6,704,285
Midstream Holdings [Member] | Affiliated Entity [Member] | EMH Drop Down [Member] | Acacia [Member] | EnLink Midstream LP [Member] | EnLink Midstream Holdings, LP [Member]
Business Acquisition [Line Items]
Related Party Transaction, Ownership Interest Transferred										25.00%
Related Party Transaction, Amounts of Transaction										925.0
Class D Common Unit [Member] | Midstream Holdings [Member] | Affiliated Entity [Member] | EMH Drop Down [Member] | Acacia [Member] | EnLink Midstream LP [Member] | EnLink Midstream Holdings, LP [Member]
Business Acquisition [Line Items]
Related Party Transaction, Amounts of Transaction, Shares										31,618,311
Subsequent Event [Member] | VEX Pipeline [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross											171.0
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares											338,159
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned											9.0
Subsequent Event [Member] | Midstream Holdings [Member] | Affiliated Entity [Member] | EMH Drop Down [Member] | Acacia [Member] | EnLink Midstream LP [Member] | EnLink Midstream Holdings, LP [Member]
Business Acquisition [Line Items]
Related Party Transaction, Ownership Interest Transferred												25.00%
Subsequent Event [Member] | Midstream Holdings [Member] | Affiliated Entity [Member] | EMH Drop Down [Member] | EnLink Midstream LP [Member]
Business Acquisition [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions												100.00%
Subsequent Event [Member] | Class E Common Unit [Member] | Midstream Holdings [Member] | Affiliated Entity [Member] | EMH Drop Down [Member] | Acacia [Member] | EnLink Midstream LP [Member] | EnLink Midstream Holdings, LP [Member]
Business Acquisition [Line Items]
Related Party Transaction, Amounts of Transaction, Shares												36,629,888
Related Party Transaction, Amounts of Transaction												900.0
Scenario, Forecast [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Capitalized Costs, Support Equipment and Facilities											$ 40.0